Assets Held for Sale - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Assets Held for Sale] [Line Items]
Assets Held For Sale, non-current	$ 708,097	$ 77,536
Proceeds from sale of assets held for sale	194,066	84,241	$ 0
Gain (Loss) on sale of assets	495,413	37,289	0
Write off of deferred financing costs	3,088	$ 681	$ 0
Write down of assets held for sale	$ 478,450
Ultramax pool [Member]
Assets Held for Sale] [Line Items]
Vessels sold	4
Write down of assets held for sale	$ 25,200